Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Federal net operating loss carryforwards	$ 51	$ 52
Foreign underwriting losses	42	32
Insurance claims and reserves	435	404
Employee benefits	94	93
Other, net	52	68
Total deferred tax assets before valuation allowance	674	649
Valuation allowance against deferred tax assets	(97)	(54)
Total deferred tax assets	577	595
Deferred tax liabilities:
Subsidiaries not in AFG's tax return	(61)	(56)
Investment securities	(441)	(324)
Deferred acquisition costs	(208)	(257)
Total deferred tax liabilities	(710)	(637)
Net deferred tax liability	$ (133)	$ (42)